Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110



September 1, 2009



VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:    Pioneer Bond Fund
       (File Nos.: 002-62436 and 811-02864)
       -------------------------------------

Ladies and Gentlemen:

     Attached for filing on behalf of Pioneer Bond Fund (the "Fund") pursuant to
(1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder; (3) General Instructions B and C to Form N-1A; and
(4) Rule 101(a) under Regulation S-T, is Post-Effective Amendment No. 46 (Amendment No. 45 under the 1940 Act) (the "Amendment") to the Trust's registration statement on Form N-1A, relating to the Fund. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund; and, pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on November 1, 2009.

     If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. at 617-951-8760. or Jeremy B. Kantrowitz, Esq. at 617-951-8458 of Bingham McCutchen LLP, counsel to the Trust,

Very truly yours,

/s/ Thomas Reyes
----------------
    Thomas Reyes


cc: Toby R. Serkin, Esq.
    Jeremy B. Kantrowitz, Esq.
    Christopher J. Kelley, Esq.